UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.9%

Security	Principal Amount (000’s omitted)	Value
Education — 8.0%
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	$565	$663,536
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	2,006,890
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	2,048,029
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,014,225
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,684,665
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	555,830
University of Virginia, 5.00%, 6/1/40	1,500	1,622,430

		$11,595,605

Electric Utilities — 2.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$402,059
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,470,365
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	795,168
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	614,330

		$3,281,922

Escrowed/Prerefunded — 3.6%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,563,748
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	123,209
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,467,305
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,089,370

		$5,243,632

General Obligations — 21.5%
California, 5.00%, 12/1/30	$610	$766,679
California, 5.00%, 10/1/33	2,150	2,705,410
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,876,358
Clark County, NV, 5.00%, 7/1/33	500	604,595
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,410,925
Hawaii, 5.00%, 12/1/29	2,500	2,959,625
Hawaii, 5.00%, 12/1/30	1,000	1,190,360
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,340,120
Mississippi, 5.00%, 10/1/36(1)	1,725	2,044,401
New York, 5.00%, 2/15/34(1)	2,750	3,232,817
New York, NY, 5.00%, 8/1/31	2,000	2,399,680
Oregon, 5.00%, 8/1/36	1,000	1,177,250
Washington, 5.00%, 2/1/35(1)	5,250	6,427,890

		$31,136,110

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.1%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$437,886
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.25%, 11/15/36	1,285	1,307,680
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/38	1,120	386,042
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/39	3,000	981,780
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	734,138
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,840,919
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	2,695	3,189,883

		$8,878,328

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$644,641

		$644,641

Insured-Education — 2.9%
University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,900	$4,214,574

		$4,214,574

Insured-Electric Utilities — 4.4%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,502,138
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	878,663

		$6,380,801

Insured-Escrowed/Prerefunded — 15.3%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,131,190
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	738,173
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	462,735
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	730,831
Coast Community College District, CA, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/33	12,000	4,792,560
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,380,884
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,371,388
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), (AMBAC), (BHAC), Prerefunded to 4/1/17, 5.00%, 4/1/31	1,555	1,607,139
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	631,969
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,253,388
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,513,120
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	145,610
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,640,917
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,797,036

		$22,196,940

Insured-General Obligations — 2.9%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$1,047,142
Palm Springs Unified School District, CA, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,114,265

		$4,161,407

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 9.6%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,870,715
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,605,720
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,693,124
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,179,807
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	495	533,754
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,542,395
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,509,645

		$13,935,160

Insured-Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,503,534

		$1,503,534

Insured-Lease Revenue/Certificates of Participation — 1.2%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,421,450
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	339,834

		$1,761,284

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,353,007
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,161,210

		$2,514,217

Insured-Solid Waste — 0.9%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$740	$837,732
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/26	425	478,941

		$1,316,673

Insured-Special Tax Revenue — 5.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,722,700
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,409,391
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	809,501

		$7,941,592

Insured-Student Loan — 0.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,105	$1,212,771

		$1,212,771

Insured-Transportation — 18.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$311,017
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	482,228
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	216,511
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	120,741
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,785,930
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,977,256
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,402,575
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)(2)	10,000	10,790,200
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,127,260
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	599,243
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,132,175
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	279,699

Security	Principal Amount (000’s omitted)	Value
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	$290	$320,769
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	225,301
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,657,872

		$27,428,777

Insured-Water and Sewer — 5.7%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,730,059
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	105	110,989
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), Prerefunded to 11/15/17, 5.00%, 11/15/33	330	349,886
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,455,570
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	274,045
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	231,560
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	283,274
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	228,924
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,420,627
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,235,775

		$8,320,709

Lease Revenue/Certificates of Participation — 10.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,519,448
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,868,600
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,618,465

		$15,006,513

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,533,116
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	299,042

		$1,832,158

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$279,387

		$279,387

Special Tax Revenue — 10.6%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,363,930
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	502,253
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	265,686
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,189,674
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,080,982
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39(1)	1,750	1,809,692
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	3,800	4,543,698
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	560,251
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	2,055,471

		$15,371,637

Transportation — 15.6%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,215,190
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	791,584
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,222,185
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,938,516
Illinois Toll Highway Authority, 5.00%, 12/1/31	375	468,244
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	542,050

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	$620	$786,805
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	1,039,142
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,357,231
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,683,163
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,268,153
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	476,469
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	425,104
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,526,621
Port Authority of New York and New Jersey, 5.00%, 10/15/41	1,600	1,977,600
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,122,490
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,692,150

		$22,532,697

Water and Sewer — 5.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,773,229
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	433,591
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	337,968
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,935,080

		$7,479,868

Total Tax-Exempt Investments — 155.9% (identified cost $200,390,018)		$226,170,937

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.3)%		$(4,750,420)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (27.5)%		$(39,950,000)

Other Assets, Less Liabilities — (25.1)%		$(36,415,106)

Net Assets Applicable to Common Shares — 100.0%		$145,055,411

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At June 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.8%
Others, representing less than 10% individually	84.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 45.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 17.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,983,898.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Sep-16	$(4,717,503)	$(4,997,969)	$(280,466)

						$(280,466)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $280,466.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,528,365

Gross unrealized appreciation	$26,282,049
Gross unrealized depreciation	(234,477)

Net unrealized appreciation	$26,047,572

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$226,170,937	$—	$226,170,937
Total Investments	$—	$226,170,937	$—	$226,170,937

Liability Description
Futures Contracts	$(280,466)	$—	$—	$(280,466)
Total	$(280,466)	$—	$—	$(280,466)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016